Summary of the Changes in Allowance for Credit Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Balance at beginning of year	$ 1	$ 2	$ 1
Additions: Provision for expected credit losses	1	1	7
Less: Write-off	(1)	(1)	(6)
Translation adjustment		(1)
Balance at end of year	$ 1	$ 1	$ 2